Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Acquired Intangible Assets, Net [Abstract]
Acquired Intangible Assets, Net
10.	ACQUIRED INTANGIBLE ASSETS, NET

The costs and accumulated amortization of acquired intangible assets were as follows:

	As of December 31,
	2010	2011
Intangible assets not subject to amortization:
Domain name	536	562
Intangible assets subject to amortization:
Customer relationship	1,747	3,958
Operating licenses	1,369	1,458
Complete technology	664	2,908
Contract backlog	285	299
Non-compete agreement	221	272
Content copyright	20	20
Partnership agreement	—	3,349

Total intangible assets	4,842	12,826
Less: Accumulated amortization
Customer relationship	(1,336)	(2,201)
Operating licenses	(821)	(967)
Complete technology	(664)	(1,093)
Contract backlog	(285)	(299)
Non-compete agreements	(140)	(198)
Content copyright	(20)	(20)
Partnership agreement	—	(562)

Accumulated amortization	(3,266)	(5,340)

Less: Accumulated impairment
Domain name	(34)	(36)
Customer relationship	(104)	(113)
Operating licenses	(442)	(473)
Non-compete agreements	—	(9)

Accumulated impairment	(580)	(631)

Intangible assets, net	996	6,855

The indefinite-lived intangible assets comprise:

The domain name of www.mapabc.com was acquired in the acquisition of MapABC Technology in 2006. The domain name can be renewed indefinitely without significant cost.

The Group recorded an amortization expense for acquired intangible assets of $708, $403 and $1,778 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group expects to record an amortization expense of $1,901, $1,605, $1,512, $1,275 and $nil for the year 2012, 2013, 2014, 2015 and 2016 thereafter, respectively.

The Group recorded an impairment loss for the acquired intangible assets of $nil, $nil and $19 for the years ended December 31, 2009, 2010 and 2011, respectively. In 2011, the impairment loss of $19 related to certain intangible assets held by Yadao Ads and Yadao Media was recognized since the Group estimated the expected future cash flows associated with these assets were insufficient to recover their carrying values.